Redeemable Preferred Stock (Q2) (Tables)	6 Months Ended
Jun. 30, 2019
Redeemable Preferred Stock [Abstract]
Redeemable Preferred Stock
The below table summarizes changes in the balance of Series E Convertible Preferred Stock for the periods ended June 30, 2019 and December 31, 2018 including its value prior to acquisition by the Company.

	Number	Amount
Dollars in thousands
Issued on October 18, 2018	2,846,356	$2,023
Converted to Common Stock	(212,678)	(152)
Balance on May 6, 2019	2,633,678	1,871
Purchase price adjustment		18,188
Outstanding at May 6, 2019	2,633,678	20,059
Converted to Common Stock	(925,758)	(7,052)
Balance at June 30, 2019	1,707,920	$13,007